VOYA EQUITY TRUST

Voya Small Cap Growth Fund

(the "Fund")

VOYA VARIABLE PRODUCTS TRUST

Voya SmallCap Opportunities Portfolio

(the "Portfolio")

Supplement dated May 17, 2024

to the Fund's Class A, Class C, Class I, Class R, Class R6, and Class W Shares' Prospectus, dated September 30, 2023, as supplemented (the "Fund Prospectus") and related Statement of Additional Information, dated September 30, 2023, as supplemented (the "Fund SAI")

and

to the Portfolio's Class ADV, Class I, Class R6, Class S, and Class S2 Shares' Prospectus, dated May 1,

2024 (together with the Fund Prospectus, the "Prospectuses") and related Statement of Additional

Information, dated May 1, 2024 (together with the Fund SAI, the "SAIs")

Effective June 30, 2024, Scott W. Haugan, CFA will no longer serve as a portfolio manager for the Fund and Portfolio. Effective June 30, 2024, all references to Scott W. Haugan, CFA as a portfolio manager for the Fund and Portfolio are hereby deleted in their entirety from the Prospectuses and SAIs.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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